Pay vs Performance Disclosure	5 Months Ended	7 Months Ended	12 Months Ended
	May 24, 2023	Dec. 31, 2023	Dec. 31, 2025 USD ($) percentile	Dec. 31, 2024 USD ($) percentile	Dec. 31, 2023 USD ($) percentile	Dec. 31, 2022 USD ($) percentile	Dec. 31, 2021 USD ($) percentile
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	CEO Pay				Non-CEO Pay		Value of Initial Fixed $100 Investment Based On			Percentile
Fiscal Year (a)	Summary Compensation Table Total for CEO ($) (b)		Compensation Actually Paid to CEO ($) (c)		Average Summary Compensation Table Total for non-CEO NEOs ($) (d)	Average Compensation Actually Paid to non-CEO NEOs ($) (e)	Southern Total Shareholder Return ($) (f)	Peer Group Total Shareholder Return ($) (g)	Net Income ($ millions) (h)	Company Selected Measure One-Year Relative TSR (percentile) (i)
	Womack	Fanning	Womack	Fanning
2025	28,223,562	—	26,123,940	—	6,810,309	5,857,410	171.34	153.04	4,341	22nd
2024	23,885,173	—	28,200,592	—	5,207,018	7,724,411	156.56	130.68	4,401	68th
2023	23,521,052	33,469,800	18,378,941	40,567,478	5,555,346	6,433,480	128.66	108.10	3,976	86th
2022	—	24,006,670	—	42,131,615	5,668,554	6,722,302	125.90	119.01	3,524	77th
2021	—	21,243,559	—	35,516,807	5,210,958	7,015,374	116.35	118.24	2,393	45th

Company Selected Measure Name			relative TSR
Named Executive Officers, Footnote
Names of CEOs and Other NEOs (columns (b), (c), (d) and (e))
2025: CEO - Christopher C. Womack; Other NEOs - David P. Poroch, Stanley W. Connally, Jr., Kimberly S. Greene, J. Jeffrey Peoples and Daniel S. Tucker
2024: CEO - Christopher C. Womack; Other NEOs - Daniel S. Tucker, Stanley W. Connally, Jr., Kimberly S. Greene and James Y. Kerr
2023: CEO - Thomas A. Fanning: January 1 to May 24, Christopher C. Womack: May 24 to December 31; Other NEOs - Daniel S. Tucker, Kimberly S. Greene, James Y. Kerr and Stephen E. Kuczynski
2022: CEO - Thomas A. Fanning; Other NEOs - Daniel S. Tucker, Christopher C. Womack, Stephen E. Kuczynski and Mark A. Crosswhite
2021: CEO - Thomas A. Fanning; Other NEOs - Daniel S. Tucker, Mark. A. Crosswhite, Stephen E. Kuczynski, Christopher C. Womack, Andrew W. Evans and W. Paul Bowers

Peer Group Issuers, Footnote
The peer group utilized in the table above is the Philadelphia Utilities Sector Index (UTY). For each Covered Year, the peer group cumulative TSR was calculated based on a deemed fixed investment of $100 in the index through each Measurement Period, assuming dividend reinvestment.

PEO Total Compensation Amount			$ 28,223,562
PEO Actually Paid Compensation Amount			$ 26,123,940
Adjustment To PEO Compensation, Footnote
To calculate Compensation Actually Paid (CAP) to the CEO for 2025, the following amounts were deducted from and added to the “Total” compensation amount for the CEO reflected in each year’s Summary Compensation Table (SCT):

2025 Fiscal Year	Summary Compensation Total ($)	Minus: SCT “Stock Awards” ($)	Minus: SCT “Change in Pension Value and Nonqualified Deferred Compensation” ($)	Add: Stock Award Fair Value ($)	Add: Pension Service Costs ($)	Compensation Actually Paid ($)
CEO	28,223,562	13,830,054	8,961,516	20,691,948	—	26,123,940
Average Non-CEO NEOs	6,810,309	2,266,600	2,309,740	3,347,898	275,543	5,857,410
The deductions of “Stock Awards” and “Change in Pension Value and Nonqualified Deferred Compensation” are found in columns (d) and (f) of the SCT for each covered year.
Stock Award Fair Value The addition of Stock Award Fair Value reflects:

	CEO	Average Non-CEO NEOs
Fair Value of Awards Granted during Year that remain unvested as of Year-End	$18,214,170	$2,852,383
Fair Value of Awards Granted during Year that vested during such Year	—	—
Change in Fair Value from prior December 31 to December 31 of Year of Awards Granted in Prior Years that remain outstanding and unvested	$1,045,107	$133,921
Change in Fair Value from Prior December 31 to Vesting Date for Awards that vested during Year	$1,432,671	$361,594
Deduction of Fair Value of Awards Granted in Prior Years that were forfeited during Year	—	—
Increase based upon Incremental Fair Value of Awards modified during Year	—	—
Increase based on Dividends or Other Earnings Paid during Year prior to Vesting Date of Award	—	—
Total	$20,691,948	$3,347,898
Stock Award Fair Value was calculated based on the probable outcome of performance conditions as of the relevant measurement date, consistent with the approach described on page 56.
Pension Service Cost The addition of Pension Service Costs reflects the annual service costs for the Pension Plan and supplemental pension plans described on page 62.
▶CEO: Pension Plan - $0; SBP-P and SERP - $0
▶Average Non-CEO NEOs: Pension Plan - $39,891; SBP-P and SERP - $235,651
There were no plan amendments during the covered year that resulted in prior service costs.

Non-PEO NEO Average Total Compensation Amount			$ 6,810,309	$ 5,207,018	$ 5,555,346	$ 5,668,554	$ 5,210,958
Non-PEO NEO Average Compensation Actually Paid Amount			$ 5,857,410	7,724,411	6,433,480	6,722,302	7,015,374
Adjustment to Non-PEO NEO Compensation Footnote
To calculate Compensation Actually Paid (CAP) to the CEO for 2025, the following amounts were deducted from and added to the “Total” compensation amount for the CEO reflected in each year’s Summary Compensation Table (SCT):

2025 Fiscal Year	Summary Compensation Total ($)	Minus: SCT “Stock Awards” ($)	Minus: SCT “Change in Pension Value and Nonqualified Deferred Compensation” ($)	Add: Stock Award Fair Value ($)	Add: Pension Service Costs ($)	Compensation Actually Paid ($)
CEO	28,223,562	13,830,054	8,961,516	20,691,948	—	26,123,940
Average Non-CEO NEOs	6,810,309	2,266,600	2,309,740	3,347,898	275,543	5,857,410
The deductions of “Stock Awards” and “Change in Pension Value and Nonqualified Deferred Compensation” are found in columns (d) and (f) of the SCT for each covered year.
Stock Award Fair Value The addition of Stock Award Fair Value reflects:

	CEO	Average Non-CEO NEOs
Fair Value of Awards Granted during Year that remain unvested as of Year-End	$18,214,170	$2,852,383
Fair Value of Awards Granted during Year that vested during such Year	—	—
Change in Fair Value from prior December 31 to December 31 of Year of Awards Granted in Prior Years that remain outstanding and unvested	$1,045,107	$133,921
Change in Fair Value from Prior December 31 to Vesting Date for Awards that vested during Year	$1,432,671	$361,594
Deduction of Fair Value of Awards Granted in Prior Years that were forfeited during Year	—	—
Increase based upon Incremental Fair Value of Awards modified during Year	—	—
Increase based on Dividends or Other Earnings Paid during Year prior to Vesting Date of Award	—	—
Total	$20,691,948	$3,347,898
Stock Award Fair Value was calculated based on the probable outcome of performance conditions as of the relevant measurement date, consistent with the approach described on page 56.
Pension Service Cost The addition of Pension Service Costs reflects the annual service costs for the Pension Plan and supplemental pension plans described on page 62.
▶CEO: Pension Plan - $0; SBP-P and SERP - $0
▶Average Non-CEO NEOs: Pension Plan - $39,891; SBP-P and SERP - $235,651
There were no plan amendments during the covered year that resulted in prior service costs.

Compensation Actually Paid vs. Total Shareholder Return			Compensation Actually Paid v. Southern TSR & Peer Group TSR
Compensation Actually Paid vs. Net Income

Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs. 1-Yr rTSR*
			* As noted above, our 2025 LTI program utilized and applied significant weighting to our 3-year relative TSR metric, rather than the 1-year relative TSR metric shown. For more information, see page 46.
Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs. 1-Yr rTSR*
			* As noted above, our 2025 LTI program utilized and applied significant weighting to our 3-year relative TSR metric, rather than the 1-year relative TSR metric shown. For more information, see page 46.
Total Shareholder Return Vs Peer Group			Compensation Actually Paid v. Southern TSR & Peer Group TSR
Tabular List, Table

1-year Relative TSR
3-year Relative TSR
Return on Equity (ROE)
Earnings per Share (EPS)

Total Shareholder Return Amount			$ 171.34	156.56	128.66	125.90	116.35
Peer Group Total Shareholder Return Amount			153.04	130.68	108.10	119.01	118.24
Net Income (Loss)			$ 4,341,000,000	$ 4,401,000,000	$ 3,976,000,000	$ 3,524,000,000	$ 2,393,000,000
Company Selected Measure Amount | percentile			22	68	86	77	45
PEO Name	Thomas A. Fanning	Christopher C. Womack	Christopher C. Womack	Christopher C. Womack		Thomas A. Fanning	Thomas A. Fanning
Additional 402(v) Disclosure
This disclosure has been prepared in accordance with the SEC’s pay versus performance rules in Item 402(v) of Regulation S-K under the 1934 Act (Item 402(v)) and does not necessarily reflect value actually realized by the NEOs or how the Compensation Committee evaluates compensation decisions in light of Company or individual performance. For a discussion of how the Compensation Committee seeks to align pay with performance when making compensation decisions, see the Compensation Discussion and Analysis beginning on page 38.
The following tables and related disclosures provide information about (i) the total compensation of our principal executive officers (CEOs) and our non-CEO NEOs (collectively, the Other NEOs) as presented in the Summary Compensation Table on page 56, (ii) the compensation actually paid (CAP) to our CEOs and our Other NEOs, as calculated pursuant to Item 402(v), (iii) certain financial performance measures and (iv) the relationship of CAP to those financial performance measures.
			Descriptions of Relationships Between CAP and Certain Financial Performance Measure Results The following charts provide, across the Covered Years, a clear description of the relationships between (1) our cumulative TSR and the cumulative TSR for the peer group reflected in the PVP Table above, (2) CEO CAP and the financial performance measures results set forth in columns (f), (h) and (i) of the PVP Table above and (3) non-CEO NEO CAP and the financial performance measures results set forth in columns (f), (h) and (i) of the PVP Table above.
Measure:: 1
Pay vs Performance Disclosure
Name			1-year Relative TSR
Non-GAAP Measure Description
For each Covered Year, our absolute TSR was calculated based on the yearly percentage change in our cumulative TSR on our common stock, measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for the period beginning with our closing stock price on the NYSE on December 31, 2020 through and including the last day of the covered year (each, a Measurement Period), assuming dividend reinvestment, plus (ii) the difference between our closing stock price at the end versus the beginning of the Measurement Period, divided by (b) our closing share price at the beginning of the Measurement Period. Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of each Measurement Period to produce the Covered Year-end values of such investment as of the end of the Covered Year, as applicable. Because Covered Years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.
For purposes of this PvP disclosure, our relative TSR is calculated substantially as described above in our Compensation Discussion and Analysis. See page 38 for more information on the calculation of relative TSR and the results shown in this Pay Versus Performance disclosure.

Measure:: 2
Pay vs Performance Disclosure
Name			3-year Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name			Return on Equity (ROE)
Measure:: 4
Pay vs Performance Disclosure
Name			Earnings per Share (EPS)
Womack [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 28,223,562	$ 23,885,173	$ 23,521,052
PEO Actually Paid Compensation Amount			26,123,940	28,200,592	18,378,941
Fanning [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	0	33,469,800	$ 24,006,670	$ 21,243,559
PEO Actually Paid Compensation Amount			0	$ 0	$ 40,567,478	$ 42,131,615	$ 35,516,807
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(8,961,516)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(13,830,054)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			20,691,948
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			18,214,170
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,045,107
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,432,671
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Change In Fair Value Based Upon Awards Modified During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,309,740)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			275,543
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,266,600)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,347,898
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,852,383
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			133,921
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			361,594
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change In Fair Value Based Upon Awards Modified During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0